April 21, 2003


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

		RE:	Merrill Lynch Global Value Fund, Inc.
			Post-Effective Amendment No. 9 to the
			Registration Statement on Form N-1A
			333-1663, Investment Company Act
			No. 811-7561

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Value Fund, Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 9 to the Fund's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 17, 2003.

Very truly yours,

Merrill Lynch Global Value Fund, Inc.


/s/ Susan B. Baker
______________________
Susan B. Baker
Secretary of the Fund